John Hancock

Retirement Income 2040 Fund

Quarterly portfolio holdings 3/31/19

Fund’s investments

As of 3-31-19 (unaudited)

	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 44.7% (Cost $11,950,088)				$12,350,927
U.S. Government 44.7%				12,350,927

U.S. Treasury
Bond	3.500	02-15-39	355,000	402,953
Bond	3.875	08-15-40	315,000	375,884
Bond	4.250	05-15-39	330,000	413,377
Bond	4.250	11-15-40	330,000	414,163
Bond	4.375	02-15-38	335,000	424,508
Bond	4.375	11-15-39	325,000	413,728
Bond	4.500	02-15-36	810,000	1,027,150
Bond	4.500	05-15-38	415,000	534,539
Bond	4.625	02-15-40	510,000	670,809
Bond	4.750	02-15-37	325,000	427,083
Bond	5.000	05-15-37	475,000	643,013
Bond	5.250	02-15-29	335,000	418,200
Bond	5.375	02-15-31	690,000	897,755
Bond	5.500	08-15-28	275,000	346,285
Bond	6.000	02-15-26	40,000	49,300
Bond	6.125	08-15-29	290,000	388,407
Bond	6.250	05-15-30	685,000	938,718
Bond	6.500	11-15-26	115,000	148,211
Bond	6.625	02-15-27	350,000	457,256
Bond	6.750	08-15-26	70,000	90,847
Bond	7.625	11-15-22	5,000	5,932
Bond	8.125	08-15-21	345,000	391,184
Note	1.500	11-30-19	385,000	382,609
Note	1.750	12-31-20	440,000	435,738
Note	2.000	02-15-25	320,000	314,913
Note	2.250	03-31-20	65,000	64,901
Note	2.250	12-31-23	605,000	605,260
Note	2.250	11-15-27	40,000	39,611
Note	2.375	03-15-21	75,000	75,138
Note	2.500	05-15-24	10,000	10,120
Note	2.750	09-30-20	50,000	50,293
Note	2.750	02-15-24	370,000	378,672
Note	2.875	05-15-28	110,000	114,370
Corporate bonds 30.7% (Cost $8,570,943)				$8,481,330
Communication services 4.5%				1,250,099

Diversified telecommunication services 2.2%
AT&T, Inc.	4.500	05-15-35	90,000	88,790
AT&T, Inc.	5.350	09-01-40	50,000	52,603
Deutsche Telekom International Finance BV	9.250	06-01-32	50,000	72,698
Verizon Communications, Inc.	4.329	09-21-28	102,000	108,143
Verizon Communications, Inc.	4.400	11-01-34	80,000	83,338
Verizon Communications, Inc.	4.500	08-10-33	115,000	121,779
Verizon Communications, Inc.	5.250	03-16-37	75,000	84,566
Entertainment 0.3%
Warner Media LLC	3.875	01-15-26	85,000	85,351
Media 1.8%
CBS Corp.	5.500	05-15-33	105,000	114,701
Charter Communications Operating LLC	5.375	04-01-38	75,000	75,508

2	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
Comcast Corp.	3.999	11-01-49	17,000	$16,574
Comcast Corp.	4.049	11-01-52	43,000	41,703
Comcast Corp.	4.250	01-15-33	75,000	79,361
Comcast Corp.	6.500	11-15-35	55,000	69,710
Comcast Corp.	7.050	03-15-33	75,000	99,747
Wireless telecommunication services 0.2%
Vodafone Group PLC	6.150	02-27-37	50,000	55,527
Consumer discretionary 1.8%				490,886

Automobiles 0.4%
Ford Motor Company	7.450	07-16-31	60,000	64,015
General Motors Company	6.600	04-01-36	55,000	57,609
Hotels, restaurants and leisure 0.3%
McDonald’s Corp.	6.300	03-01-38	60,000	74,341
Internet and direct marketing retail 0.5%
Amazon.com, Inc.	4.800	12-05-34	50,000	58,149
eBay, Inc.	3.450	08-01-24	70,000	70,223
Multiline retail 0.4%
Target Corp.	6.350	11-01-32	90,000	116,146
Specialty retail 0.2%
The Home Depot, Inc.	5.875	12-16-36	40,000	50,403
Consumer staples 1.5%				400,250

Beverages 0.5%
Anheuser-Busch Companies LLC (A)	4.700	02-01-36	85,000	85,034
Anheuser-Busch InBev Worldwide, Inc.	8.200	01-15-39	35,000	48,726
Food products 0.6%
Kraft Heinz Foods Company	6.875	01-26-39	55,000	62,200
Tyson Foods, Inc.	4.875	08-15-34	105,000	108,797
Personal products 0.4%
Johnson & Johnson	4.375	12-05-33	85,000	95,493
Energy 4.8%				1,332,475

Energy equipment and services 0.2%
Halliburton Company	4.850	11-15-35	60,000	62,974
Oil, gas and consumable fuels 4.6%
Anadarko Petroleum Corp.	6.200	03-15-40	45,000	50,585
Anadarko Petroleum Corp.	6.450	09-15-36	45,000	51,902
BP Capital Markets America, Inc.	3.937	09-21-28	60,000	62,921
Canadian Natural Resources, Ltd.	6.250	03-15-38	45,000	54,232
Canadian Natural Resources, Ltd.	6.450	06-30-33	55,000	65,945
ConocoPhillips	5.900	10-15-32	80,000	99,309
Energy Transfer Partners LP	6.050	06-01-41	50,000	53,583
Energy Transfer Partners LP	7.500	07-01-38	45,000	54,696
EOG Resources, Inc.	3.900	04-01-35	85,000	86,803
Exxon Mobil Corp.	3.043	03-01-26	55,000	55,805
Kinder Morgan Energy Partners LP	5.800	03-15-35	75,000	82,704
Kinder Morgan Energy Partners LP	6.500	09-01-39	45,000	52,806
Marathon Oil Corp.	2.800	11-01-22	60,000	59,273
Shell International Finance BV	4.125	05-11-35	110,000	117,314
Suncor Energy, Inc.	5.950	05-15-35	50,000	59,192
Sunoco Logistics Partners Operations LP	3.900	07-15-26	60,000	59,728

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	3

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
TransCanada PipeLines, Ltd.	4.625	03-01-34	85,000	$89,725
Valero Energy Corp.	6.625	06-15-37	45,000	55,495
Valero Energy Corp.	7.500	04-15-32	45,000	57,483
Financials 5.1%				1,417,181

Banks 3.0%
Bank of Montreal (3.803% to 12/15/27, then 5 Year U.S. Swap Rate + 1.432%)	3.803	12-15-32	110,000	106,370
Citigroup, Inc.	6.000	10-31-33	85,000	99,459
Citigroup, Inc.	6.625	06-15-32	80,000	98,913
Fifth Third Bancorp	8.250	03-01-38	55,000	76,709
HSBC Holdings PLC	7.625	05-17-32	75,000	98,807
JPMorgan Chase & Co.	6.400	05-15-38	60,000	77,947
U.S. Bancorp	2.950	07-15-22	70,000	70,251
Wells Fargo & Company	3.500	03-08-22	80,000	81,537
Wells Fargo & Company	5.375	02-07-35	100,000	116,807
Capital markets 0.7%
Morgan Stanley	3.125	07-27-26	100,000	97,477
Morgan Stanley	7.250	04-01-32	70,000	93,718
Insurance 1.4%
American International Group, Inc.	3.875	01-15-35	95,000	86,984
MetLife, Inc.	6.500	12-15-32	50,000	65,118
Prudential Financial, Inc.	3.905	12-07-47	63,000	60,823
The Progressive Corp.	2.450	01-15-27	110,000	104,626
The Travelers Companies, Inc.	6.750	06-20-36	60,000	81,635
Health care 2.5%				690,267

Biotechnology 0.5%
AbbVie, Inc.	4.500	05-14-35	85,000	83,386
GlaxoSmithKline Capital, Inc.	5.375	04-15-34	45,000	53,774
Health care providers and services 1.2%
CVS Health Corp.	4.750	12-01-22	100,000	105,217
CVS Health Corp.	4.780	03-25-38	100,000	99,174
CVS Health Corp.	4.875	07-20-35	65,000	65,928
UnitedHealth Group, Inc.	4.625	07-15-35	60,000	67,395
Pharmaceuticals 0.8%
Allergan Funding SCS	4.550	03-15-35	90,000	88,261
Pfizer, Inc.	3.400	05-15-24	55,000	57,054
Wyeth LLC	5.950	04-01-37	55,000	70,078
Industrials 3.1%				844,307

Aerospace and defense 0.8%
Lockheed Martin Corp.	4.500	05-15-36	60,000	65,128
The Boeing Company	6.125	02-15-33	75,000	95,258
United Technologies Corp.	4.450	11-16-38	50,000	51,772
Air freight and logistics 0.2%
FedEx Corp.	4.900	01-15-34	50,000	53,676
Industrial conglomerates 1.1%
General Electric Company	5.875	01-14-38	75,000	79,891
General Electric Company	6.750	03-15-32	70,000	80,930
General Electric Company	6.875	01-10-39	50,000	59,205
Georgia-Pacific LLC	8.875	05-15-31	50,000	74,854

4	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Road and rail 0.2%
CSX Corp.	6.000	10-01-36	45,000	$54,204
Trading companies and distributors 0.8%
AerCap Ireland Capital DAC	3.950	02-01-22	65,000	65,858
AerCap Ireland Capital DAC	5.000	10-01-21	70,000	72,644
International Lease Finance Corp.	8.625	01-15-22	80,000	90,887
Information technology 2.3%				633,985

IT services 0.4%
IBM Corp.	5.875	11-29-32	95,000	119,130
Software 1.5%
Microsoft Corp.	3.500	02-12-35	65,000	65,974
Microsoft Corp.	4.100	02-06-37	60,000	65,357
Microsoft Corp.	4.200	11-03-35	55,000	60,555
Oracle Corp.	3.900	05-15-35	50,000	51,186
Oracle Corp.	4.300	07-08-34	110,000	118,203
Oracle Corp.	6.125	07-08-39	40,000	51,399
Technology hardware, storage and peripherals 0.4%
Dell International LLC (A)	6.020	06-15-26	95,000	102,181
Materials 1.5%				423,517

Chemicals 0.7%
LyondellBasell Industries NV	5.750	04-15-24	95,000	103,695
Praxair, Inc.	3.200	01-30-26	95,000	96,682
Containers and packaging 0.2%
International Paper Company	7.300	11-15-39	50,000	63,127
Metals and mining 0.6%
Rio Tinto Alcan, Inc.	5.750	06-01-35	50,000	60,277
Rio Tinto Finance USA, Ltd.	3.750	06-15-25	95,000	99,736
Real estate 0.4%				123,770

Equity real estate investment trusts 0.4%
Crown Castle International Corp.	4.300	02-15-29	120,000	123,770
Utilities 3.2%				874,593

Electric utilities 2.5%
Duke Energy Carolinas LLC	6.050	04-15-38	60,000	76,558
Duke Energy Carolinas LLC	6.450	10-15-32	75,000	96,783
Florida Power & Light Company	5.950	02-01-38	60,000	77,498
MidAmerican Energy Company	5.750	11-01-35	70,000	84,754
Oncor Electric Delivery Company LLC	5.250	09-30-40	45,000	54,094
PacifiCorp	5.250	06-15-35	55,000	62,686
Virginia Electric & Power Company	6.350	11-30-37	85,000	109,665
Xcel Energy, Inc.	6.500	07-01-36	95,000	121,457
Multi-utilities 0.7%
Dominion Energy, Inc.	6.300	03-15-33	75,000	91,845
DTE Energy Company	6.375	04-15-33	80,000	99,253

			Shares	Value
Affiliated investment companies 23.7%				$6,541,858
(Cost $7,427,938)
Equity 23.7%				6,541,858

Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)			592,560	6,541,858

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	5

	Yield (%)		Shares	Value
Short-term investments 0.3%				$90,572
(Cost $90,572)
Money market funds 0.3%				90,572

State Street Institutional U.S. Government Money Market Fund, Premier Class	2.3851	(D)	90,572	90,572
Total investments (Cost $28,039,541) 99.4%				$27,464,687
Other assets and liabilities, net 0.6%				176,107
Total net assets 100.0%				$27,640,794

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^	All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
JHF II	John Hancock Funds II
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	The rate shown is the annualized seven-day yield as of 3-31-19.

6	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in affiliated underlying funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of March 31, 2019, all investments are categorized as Level 2 under the hierarchy described above, except for affiliated investment companies and the money market fund, which are categorized as Level 1.

Investment in affiliated underlying funds. The fund invests primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund’s investment may represent a significant portion of each underlying funds’ net assets.

Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, by the fund from its investments in affiliated underlying funds is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Strategic Equity
Allocation	625,811	3,739	(36,990)	592,560	—	—	($119,861)	$837,825	$6,541,858

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

7

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	30 Dan Road
	Boston, MA 02205-5913	Canton, MA 02021

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

This report is for the information of the shareholders of John Hancock Retirement Income 2040 Fund.	621Q1 03/19 5/19